INCOME TAXES (Details Textual) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Line Items]
Deferred Tax Assets Valuation Allowance Percentage	100.00%		100.00%
Operating Loss Carryforwards, Expiration Period	Net operating loss carryforwards expire between the years 2029 and 2035.		Net operating loss carryforwards expire between the years 2029 and 2035.
Effective Income Tax Rate Reconciliation, Percent	40.00%		0.00%	0.00%
Income Tax Expense (Benefit)	$ 2,000	$ 1,000	$ 2,000	$ 13,000
State and Local Jurisdiction [Member]
Income Taxes [Line Items]
Income Tax Expense (Benefit)	$ 2,000	$ 1,000
Operating Loss Carryforwards			12,183,000
Foreign Tax Authority [Member]
Income Taxes [Line Items]
Operating Loss Carryforwards			$ 14,611,000